Long-Term Debt - Narrative (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jun. 07, 2021	Feb. 05, 2021	Jul. 21, 2020	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019	Aug. 18, 2021	Aug. 09, 2019	Mar. 01, 2019	Feb. 12, 2018
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt		$ 1,421,000		$ 0	$ (1,421,000)	$ (2,415,000)	$ 258,000	$ (3,979,000)
Gross long-term debt				720,980,000		722,379,000	636,238,000
Unamortized debt issuance costs				9,743,000		10,594,000	12,110,000
Letters of credit outstanding				400,000		400,000	295,000
Deferred finance fee amortization				912,000	754,000	3,222,000	3,226,000	2,684,000
Notes Payable
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	$ 994,000
Extinguishment of debt	$ 61,600,000
Deferred finance fee amortization				912,000	$ 754,000	2,951,000	2,419,000	$ 2,684,000
Notes Payable | Note payable - First Lien
Debt Instrument [Line Items]
Face amount												$ 470,000,000
Repurchase of debt			$ 1,989,000
Debt discount			258,000
Gain (loss) on extinguishment of debt			258,000
Gross long-term debt			$ 573,000,000			0	$ 562,363,000
Interest rate							4.75%
Unamortized debt issuance costs							$ 10,304,000
Notes Payable | Note payable - First Lien B2
Debt Instrument [Line Items]
Face amount										$ 106,000,000	$ 75,000,000
Gross long-term debt						$ 0	$ 73,875,000
Interest rate							5.50%
Periodic repayment, percent											0.25%
Unamortized debt issuance costs							$ 1,806,000
Notes Payable | Note payable - Amendment No. 3 First Lien
Debt Instrument [Line Items]
Face amount		$ 634,607,000
Interest rate						4.25%
Periodic repayment, percent		0.25%
Notes Payable | Note payable - Amendment No. 4 First Lien
Debt Instrument [Line Items]
Face amount									$ 726,413,000
Gross long-term debt				$ 720,363,000		$ 722,379,000	$ 0
Interest rate				4.25%		4.25%
Periodic repayment, percent									0.25%
Unamortized debt issuance costs				$ 9,743,000		$ 10,594,000
Notes Payable | First Lien Amendment No. 3
Debt Instrument [Line Items]
Face amount									$ 155,000,000